Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	MEDASSETS INC
Entity Central Index Key	0001254419
Document Type	8-K
Document Period End Date	Sep. 29, 2011
Amendment Flag	false